UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JULY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.2%

	Shares	Value

BUSINESS SERVICES — 16.3%
Cognizant Technology Solutions, Cl A	9,332,531	$760,601,276
IHS Markit Ltd*	8,983,154	476,376,657
Visa Inc., Cl A (A)	7,482,005	1,023,089,364

		2,260,067,297

CONSUMER DISCRETIONARY — 18.6%
Amazon.com*	500,214	889,100,372
Booking Holdings*	337,072	683,824,708
Netflix Inc.*	1,233,448	416,227,028
Nike Inc., Cl B	7,690,153	591,449,667

		2,580,601,775

FINANCIALS — 13.2%
Charles Schwab Corp	10,721,498	547,439,688
CME Group, Cl A(A)	4,077,206	648,765,018
S&P Global Inc. (A)	3,166,738	634,740,965

		1,830,945,671

HEALTH CARE — 18.2%
Allergan PLC	2,862,840	527,020,216
Celgene Corp*	6,806,773	613,222,179
Illumina Inc.* (A)	2,411,763	782,279,447
Intuitive Surgical Inc. *	1,206,601	613,182,562

		2,535,704,404

INFORMATION TECHNOLOGY — 21.5%
Adobe Systems*	1,145,851	280,366,823
Alphabet, Cl A*	704,153	864,150,645
Facebook Inc., Cl A*	3,217,029	555,194,865
NVIDIA Corp(A)	2,496,023	611,176,192
PayPal Holdings * (A)	8,318,226	683,259,083

		2,994,147,608

MATERIALS — 2.8%
Ecolab Inc.	2,805,240	394,697,268

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JULY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

REAL ESTATE — 7.6%
American Tower Corp, Cl A(A)	3,818,362	$566,033,983
Equinix Inc.	1,108,641	487,003,818

		1,053,037,801

TOTAL COMMON STOCK
(Cost $7,709,824,180)		13,649,201,824

SHORT-TERM INVESTMENT — 1.4%

Fidelity Institutional Money Market Funds - Government Portfolio, Cl I, 1.790%(B)
(Cost $190,671,519)	190,671,519	190,671,519

TOTAL INVESTMENTS — 99.6%
(Cost $7,900,495,699)		$13,839,873,343

Percentages are based on Net Assets of $13,893,935,622.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at July 31, 2018 (see Note 10). The total market value of securities on loan at July 31, 2018 was $1,143,145,514.
(B)	The rate reported is the 7-day effective yield as of July 31, 2018.

Cl — Class

Ltd. — Limited

PLC — Public Limited Company

As of July 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2018, the Fund did not hold any Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	EDGEWOOD GROWTH FUND JULY 31, 2018 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-2600

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018